Lines of Credit and Debt - Cash Convertible Notes due 2019, 2021, and 2023 (Details)		12 Months Ended
	Mar. 19, 2014 USD ($)	Dec. 31, 2017 USD ($) trading_day $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 13, 2017 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt, net of issuance costs		$ 329,875,000	$ 0	$ 0
Payments for call options		$ 73,646,000	0	$ 0
Maximum
Debt Instrument [Line Items]
Stated interest rate		1.20%
Cash Convertible Notes
Debt Instrument [Line Items]
Redemption price percentage		100.00%
Percentage of principal amount outstanding		20.00%
2019 and 2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt	$ 730,000,000
Proceeds from issuance of debt	680,700,000
Threshold trading days | trading_day		20
Threshold business period		5 days
Number of shares used in conversion ratio | shares		7,063.1647
Debt principal amount used in conversion ratio		$ 200,000,000
Convertible debt, conversion price (in dollars per share) | $ / shares		$ 28.32
Cash settlement amount period		50 days
Debt issuance cost	13,100,000
2019 and 2021 Notes | Cash Convertible Notes | Call option
Debt Instrument [Line Items]
Payments for call options		$ 105,200,000
Derivative liability fair value						$ 105,200,000
2019 and 2021 Notes | Cash Convertible Notes | Contingent conversion condition 1
Debt Instrument [Line Items]
Consecutive trading days | trading_day		30
Threshold percentage of stock price trigger		130.00%
2019 and 2021 Notes | Cash Convertible Notes | Contingent conversion condition 2
Debt Instrument [Line Items]
Consecutive trading days | trading_day		10
Threshold percentage of stock price trigger		98.00%
2019 and 2021 Notes | Cash Convertible Notes | Contingent conversion condition 3
Debt Instrument [Line Items]
Consecutive trading days | trading_day		20
Threshold percentage of stock price trigger		25.00%
2019 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt	430,000,000
Stated interest rate		0.375%
Term of debt instrument		5 years
Effective interest rate		2.937%
Fair value of long-term debt		$ 498,800,000	485,900,000
2021 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt	300,000,000
Stated interest rate		0.875%
Term of debt instrument		7 years
Effective interest rate		3.809%
Fair value of long-term debt		$ 366,000,000	346,600,000
2023 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Convertible debt					$ 400,000,000.0
Proceeds from long-term debt, net of issuance costs		$ 365,900,000
Stated interest rate		0.50%
Threshold trading days | trading_day		20
Threshold business period		10 days
Number of shares used in conversion ratio | shares		4,829.7279
Debt principal amount used in conversion ratio		$ 200,000
Convertible debt, conversion price (in dollars per share) | $ / shares		$ 41.4102
Term of debt instrument		6 years
Effective interest rate		3.997%
Fair value of long-term debt			$ 404,800,000
Debt issuance cost		$ 6,200,000
Debt issuance costs accrued		600,000
2023 Notes | Cash Convertible Notes | Call option
Debt Instrument [Line Items]
Payments for call options		73,600,000
Derivative liability fair value		$ 74,500,000
2023 Notes | Cash Convertible Notes | Contingent conversion condition 1
Debt Instrument [Line Items]
Consecutive trading days | trading_day		30
Threshold percentage of stock price trigger		130.00%
Debt principal amount used in conversion ratio		$ 200,000
2023 Notes | Cash Convertible Notes | Contingent conversion condition 3
Debt Instrument [Line Items]
Consecutive trading days | trading_day		20
Threshold percentage of stock price trigger		25.00%
2023 Notes | Cash Convertible Notes | Maximum
Debt Instrument [Line Items]
Number of shares used in conversion ratio | shares		6,728.6463
2006 Notes | Cash Convertible Notes
Debt Instrument [Line Items]
Repayments of debt	$ 372,500,000